Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 750,335	$ 642,612
Acceptances	19,494	20,404
Total loans and acceptances	769,829	663,016
Allowance for credit losses	(5,379)	(5,663)
Total loans and acceptances net of allowance for credit losses	764,450	657,353
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	349,279	319,678
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	99,431	91,540
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	14,518	12,450
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	287,107	218,944
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	493,160	437,327
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	302,486	280,169
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	78,427	73,592
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	6,970	6,213
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	105,277	77,353
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	69,510	43,432
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,830	1,137
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	66,680	42,295
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	40,055	31,722
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	13,080	9,826
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,556	2,454
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	675	540
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	23,744	18,902
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	51,325	44,961
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	19,441	17,176
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	4,766	4,680
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,921	2,299
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	24,197	20,806
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	22,505	19,408
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,719	2,894
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	5,025	4,536
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	942	467
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	12,819	11,511
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	11,009	12,002
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,910	2,222
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,115	1,967
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,443	1,608
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	5,541	6,205
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	62,771	53,760
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	8,643	7,391
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,712	3,174
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,568	1,323
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 48,848	$ 41,872